Assumptions Used in Accounting for the Gratuity Plan (Detail) (Gratuity)	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.20%	[1]			8.00%	[1]	8.40%	[1]
Discount rate - net periodic benefit cost	8.20%	[1]	8.40%	[1]	8.00%	[1]
Rate of increase in compensation levels of covered employees	8.50%		8.50%		7.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.